Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 663,000
Previously Paid Amount	0.00
Total Fee Amount	101.51
Total Offset Amount	0.00
Net Fee	101.51
Narrative - Max Aggregate Offering Price	$ 663,000
Final Prospectus	true